Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income
Net Income	$ 9,599	$ 62,692	$ 15,853	$ 101,928
Other comprehensive loss, net of tax
Other comprehensive loss net, of tax			0	0
Comprehensive Income	$ 9,599	$ 62,692	$ 15,853	$ 101,928